Intangible assets (Details 2)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CPaaS CGU
Disclosure of information for cash-generating units
Weighted average annual revenue growth	2.43%	19.37%	3.55%
Weighted average annual growth of variable cost	3.61%	20.06%	(4.51%)
Weighted average cost of capital (WACC)	15.54%	15.69%	15.44%
Growth in terminal value	3.50%	3.50%	3.25%
SaaS CGU
Disclosure of information for cash-generating units
Weighted average annual revenue growth	21.95%	25.87%	36.86%
Weighted average annual growth of variable cost	(1.20%)	18.88%	22.94%
Weighted average cost of capital (WACC)	15.54%	15.69%	15.44%
Growth in terminal value	5.00%	5.00%	3.25%